Investment securities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Investment securities disclosures
Debt securities held-to-maturity, Net carrying value	SFr 95	SFr 96
Debt securities held-to-maturity			SFr 0
Available-for-sale Securities, Debt Securities	489	1,068	1,006
Total investment securities	584	SFr 1,164	1,006
Bank
Investment securities disclosures
Debt securities held-to-maturity, Net carrying value	95
Debt securities held-to-maturity			0
Available-for-sale Securities, Debt Securities	487		1,004
Total investment securities	SFr 582		SFr 1,004